Note 1 - Organization and Operations	9 Months Ended
Sep. 30, 2013
Notes
Note 1 - Organization and Operations

Note 1 – Organization and Operations

S & G Holdings, Inc.

S & G Holdings, Inc. (“S & G” or the “Company”) was formed for the sole purpose of acquiring all of the assets, rights and properties of HFE Holdings, LLC, a limited liability company organized under the laws of the State of Tennessee (“HFE”). HFE produces programming for television and other media.

On December 31, 2004, S & G, an unincorporated company, completed the acquisition of HFE. The Company acquired the accounts receivable, inventories, prepaid expenses, contract rights, tangible and intangible property of HFE and 100% of the equity interest of High Five Television, LLC (“Television”), a limited liability company organized under the laws of the State of Tennessee.  In connection with the consummation of the acquisition of HFE the Company agreed to pay (i) $18,800 in cash at closing and (ii) a royalty in the amount of $1,200,000; $81,200 of which was paid at closing and the remaining balance of $1,118,800 to be paid with (a) 3% of all gross billing to be paid quarterly based on the prior quarter’s receipts and (b) $6,500 as a royalty for one specific series. Television is inactive.

Subsequent to the acquisition S & G was incorporated under the laws of the State of Tennessee on January 4, 2005.

Upon formation, the Company issued an aggregate of 1,020 shares of the newly formed corporation’s no par common stock to the President for $100.